Accounts Receivable, Net (Details)			6 Months Ended				12 Months Ended
	Apr. 01, 2023 HKD ($)	Apr. 01, 2023 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Accounts Receivable, Net [Line Items]
Cumulative-effect adjustment							$ 189,671	$ 24,236
Recovery for doubtful accounts							88,578	11,319	142,194
Uncollectible receivables					$ 126,596		140,641	17,972	89,251
(Recovery of) provision for credit losses			80,138	10,315	$ (117,016)		$ 106,946	$ 13,666	$ 266,728
Accounts Receivable [Member]
Accounts Receivable, Net [Line Items]
(Recovery of) provision for credit losses			$ 732	$ 3,055		$ 57,910
ASU No. 2016-13 [Member]
Accounts Receivable, Net [Line Items]
Cumulative-effect adjustment	$ 189,671	$ (24,236)